Goodwill and Impairment Review of Goodwill - Summary of Changes in Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [abstract]
Opening balance	$ 422	$ 433
Currency translation effects	8	(11)
Closing balance	$ 430	$ 422